Loans and Obligations	12 Months Ended
Dec. 31, 2025
Loans And Obligations [Abstract]
Loans and obligations
15	Loans and obligations

	12/31/2025	12/31/2024
Convertible Preferred Shares (i)	513,765	577,982
Commercial Notes (ii)	87,326	55,150
Consideration payable (iii)	6,029	10,542
Contingent consideration (iv)	285,903	210,666
Redemption Liability (v)	63,456	—
Banco Security	10,153	5,647
Other obligations	—	1,555

	966,632	861,542

Current	93,862	45,220
Non-current	872,770	816,322

(i)	Convertible Preferred Shares
On October 10, 2023, Vinci Compass and Ares Management Corporation (“Ares”) announced an agreement to form a strategic partnership to accelerate the growth of Vinci Compass’s platform in Latin America and to collaborate on distribution, product development and other business opportunities. In connection with the formation of the strategic partnership, an affiliate of Ares invested US$100 million (R$500 million) in new Series A Convertible Preferred Shares issued by Vinci Compass.
The Series A Convertible Preferred Shares will be entitled to cumulative dividends payable quarterly in cash at a rate of 8.00% per annum. The dividend rate is subject to increase to 10.00% per annum in the case of certain breaches by the Company of its obligations under the Certificate of Designations.
The Series A Convertible Preferred Shares will be convertible at the option of the holders at any time after the closing of the issuance into Class A Common Shares at an initial conversion rate of 73.5402 Class A Common Shares for each Series A Convertible Preferred Share, which represents an initial conversion price of approximately $13.60 per Class A Common Share.
Under certain conditions, Vinci Compass may redeem, following the dissolution or termination of the strategic partnership with Ares, and prior to the one-year
anniversary of such dissolution or termination, for cash all, or, if Ares no longer holds all Series A Convertible Preferred Shares, all of the Series A Convertible Preferred Shares held by Ares and any whole number of Series A Convertible Preferred Shares held by such other holders. On or around October 1, 2033, if not earlier repurchased, redeemed or converted, the Company will redeem, in whole but not in part, all of the outstanding Series A Convertible Preferred Shares for an amount in cash equal to the stated value of the Series A Convertible Preferred Shares
Under the terms of IAS 32, this agreement was evaluated by the Management and classified as a compound instrument, having both a liability and an equity component from the issuer’s perspective. Based on it, the component parts were accounted for and presented separately according to their substance. The split was made at issuance and not revised for subsequent changes in market interest rates, share prices, or other events that changes the likelihood that the conversion option will be exercised.
The following table presents the changes in the Convertible Preferred Shares in the year ended December 31, 2025:

Closing balance December 31, 2023	431,333

Net foreign exchange loss/(gain)	136,374
Interest expense	49,261
Interest paid	(38,986)

Closing balance December 31, 2024	577,982

Net foreign exchange loss/(gain)	(69,513)
Interest expense	50,830
Interest paid	(45,534)

Closing balance December 31, 2025	513,765

Current	11,083
Non-current	502,682
On January 1, 2025, the Entity paid the total amount of R$ 12,398 related to the dividends of the series A convertible preferred shares.
On April 1, 2025, the Entity paid the total amount of R$ 11,495 related to the dividends of the series A convertible preferred shares.
On July 1, 2025, the Entity paid the total amount of R$ 10,952 related to the dividends of the series A convertible preferred shares.

On October 1, 2025, the Entity paid the total amount of R$ 10,689 related to the dividends of the series A convertible preferred shares.

(ii)	Commercial notes
Commercial note - August 15, 2022
On August 15, 2022, Vinci Soluções de Investimentos Ltda,. a subsidiary of Vinci Compass, issued 80,000 commercial notes in the total amount of R$ 80,000 (R$ 1,000.00 reais for each commercial note). The commercial notes were subject to public distribution 90 days after the issuing date. The main characteristics of the financial instrument are indicated below:
Term and expiration date: 5 (five) years, ending on August 15, 2027.
Interest rate: 100% of the daily rates of CDI plus a spread of 2.15% on an annual basis.
Amortization: On semi-annually basis, beginning on February 15, 2023.
Commercial Notes comprise financial liability evaluated at amortized cost. Interest expense is calculated using the effective interest method and is recognized in profit or loss as part of financial expense.
Accordingly, to the terms of the agreement, the Group is committed to be compliant with financial covenants, on an annual basis and beginning on December 31, 2022. The entity was in compliance with the covenants as of December 31, 2025 and 2024.
Commercial note – December 4, 2025
On December 4, 2025, Vinci Soluções de Investimentos Ltda,. a subsidiary of Vinci Compass, issued 50,000 commercial notes in the total amount of R$ 50,000 (R$ 1,000.00 reais for each commercial note). The commercial notes were subject to public distribution 90 days after the issuing date. The main characteristics of the financial instrument are indicated below:
Term and expiration date: 5 (five) years, ending on December 3, 2030.
Interest rate: 100% of the daily rates of CDI plus a spread of 1.85% on an annual basis.
Amortization: On semi-annually basis, beginning on June 4, 2026.
Commercial Notes comprise financial liability evaluated at amortized cost. Interest expense is calculated using the effective interest method and is recognized in profit or loss as part of financial expense.
Accordingly, to the terms of the agreement, the Group is committed to be compliant with financial covenants, on an annual basis and beginning on December 31, 2025.
The entity was in compliance with both covenants as of December 31, 2025 and 2024.
The following table presents the changes in the Commercial Notes over the years ended December 31, 2025 and December 31, 2024:

Closing balance December 31, 2023	73,189

Interest expense	8,651
Interest paid	(8,912)
Principal paid	(17,778)

Closing balance December 31, 2024	55,150

Obligation acquired	49,207
Interest expense	7,842
Interest paid	(7,095)
Principal paid	(17,778)

Closing balance December 31, 2025	87,326

Current	26,144
Non-current	61,182

(iii)	Consideration payable
SPS Capital Gestão de Recursos Ltda.
According to Note 7(a), Vinci Compass acquired SPS Capital Gestão de Recursos Ltda, on August 16, 2022. As part of the deal, Vinci Compass assumed a financial obligation to be paid on the second anniversary of the closing date. The amounts as of December 31, 2025 and December 31, 2024 are R$ 9.
On August 16, 2024, the amount of R$ 51,336 was paid as part of the liquidation of the obligation.
Consideration payable is financial liability evaluated at amortized cost. Interest expense is calculated using the effective interest method and is recognized in profit or loss as part of financial expense.
MAV Capital Gestora de Recursos SS Ltda.
According to Note 7(a), Vinci Compass acquired MAV Capital Gestora de Recursos SS Ltda, on June 28, 2024. As part of the deal, Vinci Compass assumed a financial obligation to be paid in two installments on the first anniversary and second anniversary of the closing date. The amount as of December 31, 2025 and December 31, 2024 is R$ 10,533 and R$ 6,020, respectively.
Consideration payable is financial liability evaluated at amortized cost. Interest expense is calculated using the effective interest method and is recognized in profit or loss as part of financial expense.

	SPS	MAV
Closing balance December 31, 2023	48,200	—
Obligations acquired	—	10,000
Interest expense	3,145	533
Principal paid	(51,336)	—

Closing balance December 31, 2024	9	10,533

Interest expense	—	859
Interest paid	—	(372)
Principal paid	—	(5,000)

Closing balance December 31, 2025	9	6,020

Current	—	—
Non-current	9	6,020

(iv)	Contingent consideration
The following table presents the changes in the Contingent consideration up the period ended December 31, 2025 and December 31, 2024:

Closing balance December 31, 2023	64,370

Obligation acquired	126,380
Contingent consideration variation	19,916

Closing balance December 31, 2024	210,666

Obligation acquired	42,980
Contingent consideration variation	32,257

Closing balance December 31, 2025	285,903

Current	46,483
Non-current	239,420

SPS Capital Gestão de Recursos Ltda.
Vinci Compass shall pay additional consideration in VINP’s Class A shares through an earnout structure to be paid in 2027, up to a maximum number of 1.7 million shares, subject to the achievement of certain fundraising and incremental management fee revenue targets. The amount reflects the fair value of the obligation, based on the terms of the purchase agreement and how the current economic environment is likely to impact it, according to Vinci Compass’s best estimate.
On December 31, 2025, Vinci Compass reevaluated the fair value of the obligation based on the economic conditions at that date, resulting in an increase of the contingent consideration fair value. The variation was recognized as an expense in the financial result in the amount of R$ 19,787 for the year ended December 31, 2025.
MAV Capital Gestora de Recursos SS Ltda.
Vinci Compass shall pay additional consideration through an earnout structure to be paid in 2027 subject to the achievement of certain fundraising and incremental management fee revenue targets. The amount reflects the fair value of the obligation, based on the terms of the purchase agreement and how the current economic environment is likely to impact it, according to Vinci Compass’s best estimate.
On December 31, 2025, the fair value of the obligation based on the economic conditions at that date is R$ 18,010.
Lacan Ativos Reais
Vinci Compass shall pay additional consideration through an earnout structure to be paid in 2026 and 2028 subject to the achievement of certain fundraising and incremental management fee revenue targets. The amount reflects the fair value of the obligation, based on the terms of the purchase agreement and how the current economic environment is likely to impact it, according to Vinci Compass’s best estimate.
On December 31, 2025, the fair value of the obligation based on the economic conditions at that date is R$ 33,467.
Compass
Vinci Compass shall pay additional consideration through an earnout structure to be paid in 2027 subject to the achievement of certain pre-determined
metrics, to be paid in VINP Class A common stock.
On December 31, 2025, the fair value of the obligation based on the economic conditions at that date is R$ 91,495. The variation was recognized as an expense in the financial result in the amount of R$ 11,980 for the year ended December 31, 2025.
Verde
Vinci Compass shall pay additional consideration through an earnout structure to be paid in 2026 and 2030 subject to the achievement of certain pre-determined
metrics, to be paid in VINP Class A common stock or cash and cash equivalents.
On December 31, 2025, the fair value of the obligation based on the economic conditions at that date is R$ 42,980.

(v)	Redemption Liability (Verde business combination)
Vinci Compass has a contractual obligation to acquire the remaining interest held by non-controlling
shareholders at the end of the five-year period. Therefore, such obligation is recognized as a redemption liability, with a corresponding adjustment recorded in the equity attributable to the parent. Subsequent remeasurements of this obligation are recognized directly in equity, as they represent transactions with non-controlling
shareholders.

The present value of the redemption liability evaluated at the transaction date was R$ 62,788 (R$ 63,456 as of December 31, 2025).